CAPITAL STRUCTURE AND FINANCIAL ITEMS - CASH AND CASH EQUIVALENTS, FINANCIAL RESOURCES AND FREE CASH FLOW - Cash and Cash Equivalents and Financial Resources (Details) DKK in Millions	Dec. 31, 2017 DKK	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 DKK	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 DKK	Dec. 31, 2015 EUR (€)	Dec. 31, 2014 DKK
CASH AND CASH EQUIVALENTS
Cash at bank	DKK 18,852		DKK 18,690		DKK 16,923
Current debt (bank overdrafts)	(1,694)		(229)		(1,073)
Cash and cash equivalents	17,158		18,461		15,850		DKK 13,676
FINANCIAL RESOURCES
Cash and cash equivalents	17,158		18,461		15,850		DKK 13,676
Marketable securities	0		2,009		3,542
Undrawn committed credit facility	8,190		8,178		8,209
Total financial resources	DKK 25,348		DKK 28,648		DKK 27,601
EUR Undrawn committed credit facility
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity | €		€ 1,100,000,000		€ 1,100,000,000		€ 1,100,000,000